Lease Prepayments - Summary of Movement of Lease Prepayments (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Disclosure Of Lease Prepayments [abstract]
Beginning of the year	¥ 9,313		¥ 9,436
Addition	282		186
Amortization	(305)		(309)
End of the year	¥ 9,290	$ 1,351	¥ 9,313